Commitment and contingencies - Narrative (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Loss Contingencies [Line Items]
Operating leases, rent expense	$ 2.3	$ 2.5	$ 4.6	$ 5.1	$ 10.3	$ 11.3	$ 0.3
Escrow Deposit, Contingent Liability
Loss Contingencies [Line Items]
Contingent liabilities	$ 418.7		$ 418.7		$ 290.9	$ 222.8